ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details 1)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer A [Member]
IfrsStatementLineItems [Line Items]
Revenues, percent	15.00%
Other [Member]
IfrsStatementLineItems [Line Items]
Revenues, percent		16.00%	15.00%